Net cash and cash equivalents (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current bank accounts	SFr 255.0	SFr 309.8
Digital wallets	16.5	12.5
Fixed deposit	65.6	48.8
Cash and cash equivalents	337.1	371.0
Restricted cash and cash equivalents	SFr 158.0	SFr 129.5